STOCKHOLDERS’ EQUITY - Narrative (Details) $ in Millions	Nov. 10, 2021 USD ($)	Jun. 21, 2021 vote shares	Dec. 31, 2020 shares	Dec. 31, 2021 vote shares
Class of Stock [Line Items]
Recapitalization exchange ratio			0.233
Share conversion factor			1.0
Common stock outstanding (shares)		125,753,000
Ownership conversion trigger percent				20.00%
Founder's death anniversary trigger				9 months
Stock repurchase program (up to) | $	$ 50.0
Stock Repurchase Program period	12 months
Common Class A
Class of Stock [Line Items]
Recapitalization exchange ratio		1
Common stock, shares authorized			2,000,000,000	2,000,000,000
Common stock, shares issued			74,421,000	110,066,000
Common stock outstanding (shares)		109,623,000	74,421,000	110,066,000
Votes per share | vote		1		1
Class B common stock
Class of Stock [Line Items]
Common stock, shares authorized			25,000,000	25,000,000
Common stock, shares issued			18,977,000	16,130,000
Common stock outstanding (shares)		16,130,000	18,977,000	16,130,000
Votes per share | vote		20		20